Finance Leases	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Finance Leases
Finance leases
The main finance leases at the Telefónica Group are as follows:
a) Future minimum lease payment commitments in relation to finance leases at Telefónica Brazil companies
The payment schedule of finance leases of Telefónica Brazil at December 31, 2018, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	12	2	14
From one to five years	33	14	47
More than five years	44	69	113
Total	89	85	174

At December 31, 2018 there are net assets under finance lease agreements amounting to 61 million euros recognized under property, plant and equipment.
Additionally, Telefónica Brazil acts as a lessor in financial leases. The minimum lease payment receivables at December 31, 2018 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	60	3	63
From one to five years	57	9	66
Total	117	12	129
Accumulated allowance	(44)
Total after accumulated allowance	73

b) Future minimum lease payment commitments in relation to finance leases at Telefónica Germany companies
The payment schedule of finance leases of Telefónica Germany at December 31, 2018, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	8	—	8
From one to five years	22	1	23
Total	30	1	31

At December 31, 2018 there are net assets under finance lease agreements amounting to 76 million euros recognized under property, plant and equipment.